Lease liabilities (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Lease liabilities
Opening balance	$ 192,566	$ 1,951,824
Additions	87,604	176,020
Repayment	(492,496)	(480,199)
Interest on lease liability	41,478	85,676
Lease termination	(34,926)	(860,313)
Business acquisition	7,213,676
Deconsolidation on sale of subsidiary		(683,804)
Currency translation	(2,311)	3,362
Closing balance	7,005,591	192,566
Current	1,666,853	90,488	$ 478,491
Non-current	$ 5,338,738	$ 102,078	$ 1,473,333